Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Trade payables	£ 286	£ 2,271	£ 3,268
Other payables		1,141	1,166
Accruals	1,025	3,090	2,003
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,311	6,502	6,437
Tax and social security	347	359	670
Deferred revenue and government grants	445	1,141	1,300
Total trade and other payables	£ 2,103	£ 8,002	£ 8,407